Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	373,555
Proposed Maximum Offering Price per Unit	9.14
Maximum Aggregate Offering Price	$ 3,414,292.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 471.51
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional shares of common stock that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of 373,555 shares issuable under the Xilio Therapeutics, Inc. Third Amended and Restated 2022 Inducement Stock Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Capital Market on August 7, 2026.